TAXES ON INCOME	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 12:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax:

Commencing 2012, NICE and its Israeli subsidiary elected the Preferred Enterprise regime to apply under the Law for the Encouragement of Capital Investment (the “Investment Law”). The election is irrevocable. Under the Preferred Enterprise Regime, from 2014 through 2016, the Company's entire preferred income is subject to the tax rate of 16%.  Subject to the Ministry of Finance’s promulgation of regulations for implementation of the new Preferred Technology Enterprise benefits regime, which was set for March 31, 2017 and has been delayed, we expect that we will qualify as a Preferred Technology Enterprise and accordingly be eligible for a tax rate of 12% on our preferred technology income, as to be defined in such regulations.

Income not eligible for Preferred Enterprise benefits is taxed at the regular corporate tax rate, which was 25% in 2016 and 26.5% in 2015 and 2014. Under an Amendment to the Income Tax Ordinance enacted in December 2016 the regular corporate tax rate will be reduced to 24% in 2017 and 23% in 2018 and thereafter.

Prior to 2012, most of the Company’s and its Israeli subsidiary's income was exempt from tax or subject to reduced tax rates under the Investment Law. Upon distribution of exempt income, the distributing company was subject to reduced corporate tax rates ordinarily applicable to such income under the Investment Law. Income subjected to a reduced tax rate under the Investment Law including the Preferred Enterprise Regime will be freely distributable as dividends, subject to a 15%-20% withholding tax (or lower, under an applicable tax treaty). However, upon the distribution of a dividend from Preferred Income to an Israeli company, no withholding tax will be imposed.

Pursuant to a temporary tax relief initiated by the Israeli government, a company that elected by November 11, 2013 to pay a reduced corporate tax rate as set forth in the temporary tax relief with respect to undistributed exempt income generated under the Investment Law accumulated by the company until December 31, 2011 is entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. A company that has so elected must make certain qualified investments in Israel over five-year period. A company that has elected to apply the temporary tax relief cannot withdraw from its election. The election did not require the actual distribution of these previously tax-exempted earnings.

In September 2013, the Company made the election and duly released all of NICE and its Israeli subsidiary’s tax-exempted income through 2011 related to their various pre 2012 programs under the Investment Law.  As a result of the election and the related settlement of a routine multi-year tax audit, the Company recorded an expense of $19,200 and paid an amount of approximately $32,000. The Company has also committed to make certain investments in "industrial projects" (as defined in the Law) no later than December 31, 2017. The Company believes that this commitment has already been fulfilled during 2013 as part of its existing investment plans. Further to the election, NICE no longer has a tax liability upon future distributions of its tax-exempted earnings, while the Israeli subsidiary may have a tax liability upon future distributions only with respect to its 2012 tax-exempted earnings.

2.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, NICE and its Israeli subsidiary calculate their tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into New Israeli Shekels according to the exchange rate as of December 31st of each year.

3.	Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:

NICE and its Israeli subsidiary believe they currently qualify as an "Industrial Company" as defined by the above law and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of cost of purchased know-how and patents for tax purposes over 8 years.

b.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. The Company’s consolidated tax rate depends on the geographical mix of where its profits are earned. Primarily, in 2016, the Company’s U.S. subsidiaries are subject to federal and state income taxes of approximately 39% and its subsidiaries in the U.K. are subject to corporation tax at a rate of 20%. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiaries. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiaries and therefore those earnings are continually redeployed in those jurisdictions. As of December 31, 2016, the amount of undistributed earnings of non-Israeli subsidiaries, which is considered indefinitely reinvested, was $ 333,500 with a corresponding unrecognized deferred tax liability of $ 55,767. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

c.	Net operating loss carryforward:

As of December 31, 2016, certain subsidiaries had tax loss carry-forwards totaling approximately $273,100 which can be carried forward and offset against taxable income with expiration dates ranging from 2017 and onwards. Approximately $66,200 of these carry-forward tax losses have no expiration date. The balance expires between 2017 and 2036.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses increasing taxes before utilization.

d.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2016	2015
Deferred tax assets:
Net operating losses carryforward and tax credits	$86,490	$16,809
Share based payments	17,299	8,958
Research and development costs	4,246	3,562
Reserves, allowances and other	4,260	5,574

Deferred tax assets before valuation allowance	112,295	34,903
Valuation allowance	(8,839)	(7,347)

Deferred tax assets	103,456	27,556

Deferred tax liabilities:
Acquired intangibles	(231,645)	(28,164)
Acquired deferred revenue	(4,670)	(302)
Deferred tax liabilities	(236,315)	(28,466)

Deferred tax liabilities, net	$(132,859)	$(910)

	December 31,
	2016	2015

Deferred tax assets	$14,093	$14,130
Deferred tax liabilities	(146,952)	(15,040)

Deferred tax liabilities, net	$(132,859)	$(910)

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning their realization.

e.	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2016	2015	2014

Income before taxes on income, as reported in the consolidated statements of income	$144,481	$171,410	$110,059

Statutory tax rate in Israel	25.0%	26.5%	26.5%
Preferred Enterprise benefits *)	(8.9)%	(6.1)%	(4.1)%
Changes in valuation allowance	1.0%	(0.4)%	(2.2)%
Earnings taxed under foreign law	(7.7)%	(4.0)%	(4.8)%
Tax settlements and other adjustments	5.8%	1.1%	(7.0)%
Other	(0.4)%	0.9%	0.6%

Effective tax rate	14.8%	18.0%	9.0%

(*)	The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows:

	Year ended December 31,
	2016	2015	2014

Basic	$0.22	$0.18	$0.08

Diluted	$0.21	$0.17	$0.07

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2016	2015	2014

Domestic	$131,111	$122,952	$67,192
Foreign	13,370	48,458	42,867

	$144,481	$171,410	$110,059

g.          Taxes on income are comprised as follows:

	Year ended December 31,
	2016	2015	2014

Current	$47,318	$23,978	$37,694
Deferred	(25,906)	6,854	(27,785)

	$21,412	$30,832	$9,909

Domestic	$28,097	$24,812	$2,337
Foreign	(6,685)	6,020	7,572

	$21,412	$30,832	$9,909

Of which:

	Year ended December 31,
	2016	2015	2014

Domestic taxes:
Current	$27,932	$14,860	$16,351
Deferred	165	9,952	(14,014)

	$28,097	$24,812	$2,337
Foreign taxes:
Current	$19,386	$9,118	$21,343
Deferred	(26,071)	(3,098)	(13,771)

	$(6,685)	$6,020	$7,572

Taxes on income	$21,412	$30,832	$9,909

h.          Uncertain tax positions:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2016	2015

Uncertain tax positions, beginning of year	$18,236	$18,561
Increases in tax positions for prior years	2,147	110
Increases in tax positions for current year	9,926	5,085
Settlements	(1,331)	(2,173)
Expiry of the statute of limitations	(2,319)	(3,347)

Uncertain tax positions, end of year	$26,659	$18,236

All the Company's unrecognized tax benefits would, if recognized, reduce the Company's annual effective tax rate. The Company has decreased accrued interest of $206 related to uncertain tax positions as of December 31, 2016.

During 2016, prior tax years in the US and the United Kingdom were closed by way of the expiration of the statute of limitations and settlements reached with those tax authorities through routine tax audits.  The Company is currently in the process of routine Israeli income tax audits for the tax years 2013 through 2015. As of December 31, 2016, the Company or its subsidiaries are still subject to U.S. federal income tax audits for the tax years of 2013 through 2016 and to other income tax audits for the tax years of 2011 through 2016.